Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Noncontrolling Interest [Line Items]
Beginning balance	$ 2,911	$ 1,599		$ 1,006
Net (loss) income	(450)	(27)		151
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone				(14)
Capital contribution from noncontrolling shareholder		1,279
Foreign currency translation adjustment	191	22		60
Ending balance	7,498	2,911		1,599
Acquisition of noncontrolling interest of iHealthStone		38	[1]
Capital contribution from noncontrolling shareholder of Guodian
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				46
Capital contribution from noncontrolling shareholder of Jiewen
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				350
Capital contribution from noncontrolling shareholder of ISST
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder	4,025
Capital contribution from noncontrolling shareholder of Kunshan
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder	821
iHealthStone
Noncontrolling Interest [Line Items]
Net (loss) income		(38)		(32)
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone				(14)
Acquisition of noncontrolling interest of iHealthStone		38	[1]
iHealthStone | Capital contribution from noncontrolling shareholder of Guodian
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				46
Jiewen
Noncontrolling Interest [Line Items]
Beginning balance	258	259		287
Net (loss) income	(47)	(6)		(40)
Foreign currency translation adjustment	7	5		12
Ending balance	218	258		259
Guodian
Noncontrolling Interest [Line Items]
Beginning balance	1,119	986		719
Net (loss) income	(38)	123		225
Foreign currency translation adjustment	33	10		42
Ending balance	1,114	1,119		986
iSST
Noncontrolling Interest [Line Items]
Foreign currency translation adjustment	105
Ending balance	4,130
iSST | Capital contribution from noncontrolling shareholder of ISST
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder	4,025
iSS-Kunshan
Noncontrolling Interest [Line Items]
Foreign currency translation adjustment	5
Ending balance	826
iSS-Kunshan | Capital contribution from noncontrolling shareholder of Kunshan
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder	821
iSS-iSYS
Noncontrolling Interest [Line Items]
Beginning balance	329	354
Net (loss) income	5	(28)		(2)
Foreign currency translation adjustment	10	3		6
Ending balance	344	329		354
iSS-iSYS | Capital contribution from noncontrolling shareholder of Jiewen
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				350
SZ- Information
Noncontrolling Interest [Line Items]
Beginning balance	1,205
Net (loss) income	(370)	(78)
Capital contribution from noncontrolling shareholder		1,279
Foreign currency translation adjustment	31	4
Ending balance	$ 866	$ 1,205

[1]	In July 2012, the Company paid $9 to acquire the noncontrolling interest in iHealthStone. After the acquisition, iHealthStone becomes a wholly owned subsidiary of the Company.